UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22975

AllianzGI Institutional Multi-Series Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

AllianzGI Institutional Multi-Series Trust
AllianzGI Advanced Core Bond Portfolio
AllianzGI Best Styles Global Managed Volatility Portfolio
AllianzGI Discovery U.S. Portfolio
AllianzGI Global Small-Cap Opportunities Portfolio

Item 1.	Schedule of Investments

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2016 (unaudited)

	Principal Amount (000s)	Value*

U.S. TREASURY OBLIGATIONS—51.2%

U.S. Treasury Bonds,
2.25%, 8/15/46	$800	$670,969
2.50%, 2/15/45	1,170	1,040,008
3.125%, 2/15/42	1,305	1,321,917
3.125%, 2/15/43	800	809,098
3.50%, 2/15/39	1,350	1,474,114
4.75%, 2/15/41	1,260	1,640,107
5.50%, 8/15/28	1,300	1,680,800
6.00%, 2/15/26	1,350	1,743,663
U.S. Treasury Notes,
0.75%, 9/30/18	3,000	2,979,627
1.125%, 9/30/21	3,000	2,890,992
1.25%, 10/31/18 (d)	22,260	22,294,926
1.375%, 3/31/20	1,170	1,163,364
1.50%, 12/31/18	3,150	3,168,112
1.50%, 8/15/26	3,000	2,754,837
1.625%, 3/31/19	1,000	1,007,795
1.625%, 5/15/26	1,350	1,257,133
1.75%, 10/31/20	1,530	1,532,139
1.75%, 3/31/22	1,170	1,153,408
1.75%, 1/31/23	1,490	1,454,212
1.875%, 10/31/22	1,620	1,596,944
2.00%, 11/15/26	1,500	1,441,090
2.125%, 1/31/21	3,240	3,281,057
2.125%, 6/30/22	900	902,352
2.125%, 5/15/25	500	489,566
2.25%, 3/31/21	2,530	2,573,979
2.50%, 5/15/24	900	912,467
4.25%, 11/15/17	19,580	20,147,879

Total U.S. Treasury Obligations (cost—$84,778,186)		83,382,555

CORPORATE BONDS & NOTES—34.3%

Aerospace & Defense - 0.3%
United Technologies Corp.,
1.95%, 11/1/21	400	391,991

Agriculture—0.2%
Altria Group, Inc.,
5.375%, 1/31/44	300	347,196

Auto Manufacturers—2.6%
Daimler Finance North America LLC,
2.00%, 8/3/18	400	400,578
2.00%, 7/6/21 (a)(b)	500	485,373
Ford Motor Co.,
4.346%, 12/8/26	500	505,516
Ford Motor Credit Co. LLC,
2.375%, 3/12/19	800	799,647
General Motors Financial Co., Inc.,
4.375%, 9/25/21	300	311,242

	Principal Amount (000s)	Value*

PACCAR Financial Corp.,
1.65%, 8/11/21	$900	$864,427
Toyota Motor Credit Corp.,
1.70%, 2/19/19	300	299,034
2.25%, 10/18/23	600	578,257

		4,244,074

Banks—12.2%
Banco Bilbao Vizcaya Argentaria S.A.,
3.00%, 10/20/20	1,000	1,005,188
Bank Nederlandse Gemeenten NV (a)(b),
1.625%, 4/19/21	800	779,280
2.375%, 3/16/26	500	482,254
Bank of America Corp., Ser. L,
2.65%, 4/1/19	800	808,577
Bank of Montreal,
2.375%, 1/25/19	600	605,162
Bank of Nova Scotia,
1.875%, 4/26/21	1,500	1,464,276
2.80%, 7/21/21	300	302,188
Barclays PLC,
4.375%, 1/12/26	550	558,125
Citigroup, Inc.,
8.125%, 7/15/39	500	744,130
Commonwealth Bank of Australia (a)(b),
2.85%, 5/18/26	500	477,881
Deutsche Bank AG,
3.375%, 5/12/21	400	396,012
Dexia Credit Local S.A. (a)(b),
1.875%, 3/28/19	400	397,809
Goldman Sachs Group, Inc.,
2.375%, 1/22/18, Ser. GLOB	500	503,045
2.55%, 10/23/19	500	503,768
JPMorgan Chase & Co.,
2.972%, 1/15/23	800	797,041
3.625%, 5/13/24	450	457,638
5.40%, 1/6/42	250	293,483
KFW,
1.125%, 8/6/18	650	647,473
1.25%, 9/30/19	800	790,695
Macquarie Bank Ltd. (a)(b),
2.35%, 1/15/19	300	300,724
3.90%, 1/15/26	700	714,050
Morgan Stanley,
2.50%, 1/24/19	600	606,393
2.50%, 4/21/21	500	494,636
National Australia Bank Ltd.,
2.625%, 1/14/21	600	599,545
Royal Bank of Canada,
2.30%, 3/22/21	1,500	1,490,605

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Svenska Handelsbanken AB,
2.50%, 1/25/19	$500	$505,258
Swedbank AB,
1.75%, 3/12/18	400	400,268
Toronto-Dominion Bank,
1.80%, 7/13/21	900	871,291
UBS AG,
2.375%, 8/14/19	550	552,626
Wells Fargo & Co.,
2.50%, 3/4/21	600	595,405
3.45%, 2/13/23	400	401,368
Westpac Banking Corp.,
2.00%, 3/3/20	350	347,445

		19,893,639

Biotechnology—0.5%
Amgen, Inc.,
2.25%, 8/19/23	900	846,927

Chemicals—0.8%
Dow Chemical Co.,
7.375%, 11/1/29	300	394,436
Potash Corp. of Saskatchewan, Inc.,
4.00%, 12/15/26	500	503,435
WPP Finance 2010,
4.75%, 11/21/21	300	324,875

		1,222,746

Diversified Financial Services—0.4%
General Electric Co.,
3.10%, 1/9/23	600	607,978

Electric Utilities—1.8%
Consolidated Edison Co. of New York, Inc., Ser. 12-A,
4.20%, 3/15/42	300	300,925
Electricite de France S.A. (a)(b),
2.15%, 1/22/19	600	601,306
4.875%, 1/22/44	600	601,409
Enel Finance International NV,
5.125%, 10/7/19 (a)(b)	400	427,669
6.80%, 9/15/37	150	182,356
Entergy Corp.,
2.95%, 9/1/26	250	233,991
Pacific Gas & Electric Co.,
4.00%, 12/1/46	300	296,508
8.25%, 10/15/18	300	333,118

		2,977,282

Electronics—0.2%
Honeywell International, Inc.,
1.85%, 11/1/21	400	390,778

	Principal Amount (000s)	Value*

Food & Beverage—1.4%
Anheuser-Busch InBev Finance, Inc.,
2.65%, 2/1/21	$500	$502,767
4.90%, 2/1/46	300	323,394
Diageo Capital PLC,
3.875%, 4/29/43	400	381,206
Dr. Pepper Snapple Group, Inc.,
4.42%, 12/15/46	300	305,755
PepsiCo, Inc.,
2.15%, 10/14/20	300	300,464
Unilever Capital Corp.,
3.10%, 7/30/25	400	401,987

		2,215,573

Healthcare-Products—0.3%
Thermo Fisher Scientific, Inc.,
3.00%, 4/15/23	500	491,595

Household Products—0.5%
Procter & Gamble Co.,
2.45%, 11/3/26	800	766,398

Insurance—0.7%
Allstate Corp.,
3.28%, 12/15/26	500	501,939
MetLife, Inc.,
5.70%, 6/15/35	550	647,351

		1,149,290

Internet—0.3%
Alphabet, Inc.,
3.375%, 2/25/24	500	518,274

IT Services—0.2%
International Business Machines Corp.,
1.80%, 5/17/19	300	300,156

Machinery-Construction & Mining—0.5%
Caterpillar Financial Services Corp.,
2.40%, 8/9/26	900	845,449

Machinery-Diversified—1.3%
CNH Industrial Capital LLC,
3.875%, 7/16/18	600	611,250
4.875%, 4/1/21	500	521,250
John Deere Capital Corp.,
2.75%, 3/15/22	400	401,164
2.80%, 3/6/23	500	499,895

		2,033,559

Media—2.4%
CBS Corp.,
2.30%, 8/15/19	400	401,400

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Comcast Corp.,
2.35%, 1/15/27	$500	$461,990
6.45%, 3/15/37	300	387,467
Discovery Communications LLC,
5.05%, 6/1/20	600	644,084
6.35%, 6/1/40	300	319,068
RELX Capital, Inc.,
8.625%, 1/15/19	300	337,181
Thomson Reuters Corp.,
3.35%, 5/15/26	400	388,778
Time Warner Cable LLC,
4.00%, 9/1/21	300	308,125
6.75%, 6/15/39	300	349,314
Time Warner, Inc.,
4.875%, 3/15/20	300	320,274

		3,917,681

Mining—0.3%
Barrick Gold Corp.,
4.10%, 5/1/23	95	97,491
BHP Billiton Finance USA Ltd.,
6.50%, 4/1/19	400	439,571

		537,062

Miscellaneous Manufacturing—0.2%
Siemens Financieringsmaatschappij NV (a)(b),
4.40%, 5/27/45	300	316,219

Oil, Gas & Consumable Fuels—1.3%
BP Capital Markets PLC,
3.723%, 11/28/28	400	406,307
Occidental Petroleum Corp.,
3.00%, 2/15/27	500	483,651
Shell International Finance BV,
6.375%, 12/15/38	150	193,502
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, 5/17/17	400	401,405
Sinopec Group Overseas Development 2016 Ltd. (a)(b),
2.125%, 5/3/19	200	199,378
Statoil ASA,
2.90%, 11/8/20	400	408,505

		2,092,748

Pharmaceuticals—1.0%
AstraZeneca PLC,
1.95%, 9/18/19	400	400,032
Johnson & Johnson,
4.375%, 12/5/33	250	274,215
Merck & Co., Inc.,
2.75%, 2/10/25	700	687,142

	Principal Amount (000s)	Value*

Sanofi,
4.00%, 3/29/21	$300	$319,312

		1,680,701

Pipelines—0.4%
Enterprise Products Operating LLC,
4.85%, 3/15/44	300	303,452
TransCanada PipeLines Ltd.,
7.125%, 1/15/19	350	384,127

		687,579

Retail—1.1%
CVS Health Corp.,
4.00%, 12/5/23	300	316,218
Macy’s Retail Holdings, Inc.,
4.50%, 12/15/34	300	268,581
McDonald’s Corp.,
4.875%, 12/9/45	500	536,601
Walgreens Boots Alliance, Inc.,
2.70%, 11/18/19	300	304,038
4.50%, 11/18/34	300	302,331

		1,727,769

Technology Hardware, Storage & Peripherals—0.6%
Apple, Inc.,
2.25%, 2/23/21	500	499,961
4.65%, 2/23/46	500	540,151

		1,040,112

Telecommunications—2.0%
AT&T, Inc.,
4.125%, 2/17/26	500	506,535
4.80%, 6/15/44	900	852,009
5.65%, 2/15/47	400	429,799
Cisco Systems, Inc.,
2.45%, 6/15/20	700	708,306
5.50%, 1/15/40	250	304,659
Verizon Communications, Inc.,
4.15%, 3/15/24	500	522,703

		3,324,011

Transportation—0.8%
CSX Corp.,
2.60%, 11/1/26	400	374,661
3.40%, 8/1/24	350	356,672
FedEx Corp.,
4.10%, 4/15/43	600	561,461

		1,292,794

Total Corporate Bonds & Notes (cost—$56,206,946)		55,859,581

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—27.7%

Fannie Mae, MBS (c),
2.50%, 1/23/32 TBA, 15 Year	$1,620	$1,621,909
3.00%, 1/23/32 TBA, 15 Year	1,490	1,528,558
3.00%, 1/18/47 TBA, 30 Year	4,540	4,507,213
3.50%, 1/23/32 TBA, 15 Year	1,040	1,083,241
3.50%, 1/18/47 TBA, 30 Year	4,880	4,998,965
4.00%, 1/18/47 TBA, 30 Year	3,130	3,289,249
4.50%, 1/18/47 TBA, 30 Year	1,170	1,258,167
5.00%, 1/18/47 TBA, 30 Year	580	631,769
5.50%, 1/18/47 TBA, 30 Year	770	855,975
Freddie Mac,
2.50%, 1/23/32 MBS, TBA, 15 Year (c)	1,170	1,171,729
3.00%, 1/23/32 MBS, TBA, 15 Year (c)	1,010	1,036,036
3.00%, 1/18/47 MBS, TBA, 30 Year (c)	2,950	2,927,515
3.50%, 1/23/32 MBS, TBA, 15 Year (c)	520	542,193
3.50%, 1/18/47 MBS, TBA, 30 Year (c)	3,120	3,192,940
4.00%, 8/1/44	168	176,693
4.00%, 1/18/47 MBS, TBA, 30 Year (c)	1,760	1,847,785
4.50%, 1/18/47 MBS, TBA, 30 Year (c)	670	719,015
5.00%, 1/18/47 MBS, TBA, 30 Year (c)	370	402,840
5.50%, 1/18/47 MBS, TBA, 30 Year (c)	440	487,853
Ginnie Mae, MBS, TBA, 30 Year (c),
3.00%, 1/24/47	3,690	3,733,830
3.50%, 1/24/47	4,680	4,861,950
4.00%, 1/24/47	2,130	2,260,948
4.50%, 1/24/47	1,940	2,070,089

Total U.S. Government Agency Securities (cost—$45,204,254)		45,206,462

SOVEREIGN DEBT OBLIGATIONS—13.0%

Argentina—0.2%
Argentine Republic Government International Bond (a)(b),
6.25%, 4/22/19	250	267,500

Brazil—0.2%
Brazilian Government International Bond,
4.25%, 1/7/25	300	280,875

	Principal Amount (000s)	Value*

Canada—0.5%
Export Development Canada,
1.25%, 12/10/18	$350	$350,414
Province of New Brunswick Canada,
2.75%, 6/15/18	500	508,734

		859,148

Chile—0.3%
Chile Government International Bond,
3.25%, 9/14/21	400	414,460

Colombia—0.2%
Colombia Government International Bond,
4.00%, 2/26/24	400	405,000

Croatia—0.7%
Croatia Government International Bond,
6.25%, 4/27/17	600	608,754
6.75%, 11/5/19	500	543,750

		1,152,504

Germany—0.2%
FMS Wertmanagement AoeR,
1.00%, 11/21/17	300	299,233

Hungary—0.3%
Hungary Government International Bond,
4.00%, 3/25/19	500	518,400

Iceland—0.4%
Iceland Government International Bond,
5.875%, 5/11/22	600	684,451

Indonesia—0.8%
Indonesia Government International Bond,
3.75%, 4/25/22	550	553,433
11.625%, 3/4/19	600	719,187

		1,272,620

Latvia—0.4%
Republic of Latvia,
2.75%, 1/12/20	700	710,517

Lithuania—0.8%
Lithuania Government International Bond (a)(b),
7.375%, 2/11/20	500	571,125
Republic of Lithuania,
5.125%, 9/14/17	700	718,567

		1,289,692

Schedule of Investments

AllianzGI Advanced Core Bond Portfolio

December 31, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Mexico—0.6%
Mexico Government International Bond,
4.75%, 3/8/44	$400	$364,600
5.95%, 3/19/19	600	649,050

		1,013,650

Morocco—0.3%
Morocco Government International Bond,
4.25%, 12/11/22	550	563,178

Panama—0.4%
Panama Government International Bond,
7.125%, 1/29/26	550	680,625

Peru—0.5%
Peruvian Government International Bond,
4.125%, 8/25/27	300	313,125
7.125%, 3/30/19	500	556,250

		869,375

Philippines—0.2%
Philippine Government International Bond,
6.50%, 1/20/20	300	341,022

Poland—0.5%
Poland Government International Bond,
5.00%, 3/23/22	700	764,085

South Africa—0.2%
Republic of South Africa,
4.875%, 4/14/26	290	289,637

Supranational—4.7%
African Development Bank,
1.375%, 12/17/18	1,000	998,148
Asian Development Bank,
1.375%, 1/15/19	200	199,531
1.625%, 3/16/21	700	688,290
Corp. Andina de Fomento,
2.00%, 5/10/19	300	298,345
Council of Europe Development Bank,
1.00%, 3/7/18	1,000	995,872
1.00%, 2/4/19	1,400	1,383,224
European Investment Bank,
1.00%, 3/15/18	1,700	1,693,548
Inter-American Development Bank,
3.20%, 8/7/42	400	382,022
International Bank for Reconstruction & Development,
1.875%, 10/7/19	500	502,487
Nordic Investment Bank,
0.75%, 1/17/18	500	497,602

		7,639,069

	Principal Amount (000s)	Value*

Turkey—0.6%
Turkey Government International Bond,
4.875%, 10/9/26	$300	$278,342
6.75%, 4/3/18	600	627,465

		905,807

Total Sovereign Debt Obligations (cost—$21,270,096)		21,220,848

Repurchase Agreements—0.2%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $402,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $412,672 including accrued interest (cost—$402,000)	402	402,000

Total Investments (cost—$207,861,482)—126.4%		206,071,446

Liabilities in excess of other assets (e)—(26.4)%		(43,055,424)

Net Assets—100.0%		$163,016,022

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $6,621,977, representing 4.1% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after December 31, 2016.
(d)	All or partial amount segregated for the benefit of the counterparty as collateral for when-issued or delayed delivery securities.
(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Short: 2-Year U.S. Treasury Note	(110)	$(23,836)	3/31/17	$6,659

(f)	At December 31, 2016, the Fund pledged $377,291 in cash as collateral for derivatives.

Glossary:

MBS—Mortgage-Backed Securities

TBA—To Be Announced

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Australia—1.4%
Automotive Holdings Group Ltd.	10,818	$30,786
Breville Group Ltd.	3,781	23,595
Brickworks Ltd.	5,800	56,812
Cochlear Ltd.	1,871	165,135
Harvey Norman Holdings Ltd.	44,539	165,028
Regis Resources Ltd.	42,307	88,965
Saracen Mineral Holdings Ltd. (c)	36,737	25,770
St. Barbara Ltd. (c)	44,961	64,963
Tassal Group Ltd.	10,892	32,581
Wesfarmers Ltd.	8,595	260,875

		914,510

Austria—0.2%
BUWOG AG (c)	2,405	55,832
Flughafen Wien AG	961	23,671
Telekom Austria AG (c)	6,385	37,706

		117,209

Belgium—0.3%
Elia System Operator S.A.	999	52,213
Groupe Bruxelles Lambert S.A.	2,051	171,837

		224,050

Bermuda—1.0%
Everest Re Group Ltd.	2,374	513,733
Genpact Ltd. (c)	4,493	109,360

		623,093

Brazil—0.0%
Linx S.A.	3,300	17,591

Canada—3.7%
AG Growth International, Inc.	926	36,222
Bank of Montreal	2,013	144,785
BCE, Inc.	10,642	459,952
Canadian Imperial Bank of Commerce	2,043	166,708
Canadian Real Estate Investment Trust REIT	1,237	42,657
Canadian Tire Corp., Ltd., Class A	1,585	164,408
Cascades, Inc.	4,131	37,229
Cogeco Communications, Inc.	1,783	87,965
Dorel Industries, Inc., Class B	834	24,101
George Weston Ltd.	2,307	195,175
Great-West Lifeco, Inc.	3,093	81,019
Intact Financial Corp.	924	66,135
Killam Apartment REIT	2,174	19,333
Laurentian Bank of Canada	1,286	55,294
Martinrea International, Inc.	2,083	13,327
Milestone Apartments Real Estate Investment Trust	4,637	65,619
NorthWest Healthcare Properties Real Estate Investment Trust REIT	3,841	29,180

	Shares	Value*

Power Corp. of Canada	7,194	$161,010
Pure Industrial Real Estate Trust REIT	25,694	106,975
Rogers Sugar, Inc.	4,478	22,713
Saputo, Inc.	5,663	200,387
Transcontinental, Inc., Class A	2,390	39,499
Valener, Inc.	1,411	22,027
Waste Connections, Inc.	2,382	187,201

		2,428,921

China—1.3%
China Construction Bank Corp., Class H	378,748	290,057
China Dongxiang Group Co., Ltd.	128,883	23,224
China Evergrande Group	68,517	42,468
China Mobile Ltd.	5,000	52,716
Jiangsu Expressway Co., Ltd., Class H	16,811	21,195
Longfor Properties Co., Ltd.	29,155	36,876
Orient Securities Co., Ltd., Class H (a)(c)	62,400	61,761
Postal Savings Bank of China Co., Ltd., Class H (a)(c)	194,000	104,696
Shenzhen Expressway Co., Ltd., Class H	46,300	39,443
Tianneng Power International Ltd.	79,658	72,997
Tong Ren Tang Technologies Co., Ltd., Class H	10,274	19,013
Yuzhou Properties Co., Ltd.	264,204	91,917

		856,363

Colombia—0.0%
Corp. Financiera Colombiana S.A.	1,034	12,772

Czech Republic—0.0%
O2 Czech Republic AS	1,324	13,400

Denmark—0.1%
Matas A/S	1,323	18,048
Solar A/S, Class B	333	16,995
Spar Nord Bank A/S	3,578	40,986

		76,029

Finland—0.3%
Neste Oyj	5,147	196,963

France—2.4%
Atos SE	1,863	196,356
Cegereal S.A. REIT	2,277	90,387
Eiffage S.A.	175	12,189
Nexity S.A. (c)	1,869	87,416
SCOR SE	4,592	158,473
SEB S.A.	1,216	164,803
Sodexo S.A.	2,023	232,543
Teleperformance	1,653	165,723
Thales S.A.	2,377	230,285
Vinci S.A.	3,906	265,704

		1,603,879

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2016 (unaudited) (continued)

	Shares	Value*

Germany—0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	216	$40,797
Rhoen Klinikum AG	1,973	53,257
Talanx AG (c)	3,095	103,370
TLG Immobilien AG	1,393	26,224
WCM Beteiligungs & Grundbesitz AG (c)	5,562	15,245

		238,893

Hong Kong—1.9%
CK Hutchison Holdings Ltd.	3,703	41,801
CLP Holdings Ltd.	74,219	680,654
Fairwood Holdings Ltd.	11,000	40,152
Hang Seng Bank Ltd.	2,600	48,216
Link REIT	17,508	113,506
Swire Pacific Ltd., Class A	14,344	136,494
WH Group Ltd. (a)	244,000	196,688
XTEP International Holdings Ltd.	23,349	9,747
Yue Yuen Industrial Holdings Ltd.	2,802	10,156

		1,277,414

Hungary—0.5%
Magyar Telekom Telecommunications PLC	28,291	47,930
MOL Hungarian Oil & Gas PLC	2,372	166,326
Richter Gedeon Nyrt	4,294	90,699

		304,955

Indonesia—0.6%
Telekomunikasi Indonesia Persero Tbk PT	1,375,100	404,544

Ireland—0.4%
Irish Residential Properties REIT PLC	15,872	19,548
Johnson Controls International PLC	4,596	189,309
Origin Enterprises PLC	5,430	35,330

		244,187

Israel—0.8%
Bank Hapoalim BM	32,018	190,043
Bank Leumi Le-Israel BM (c)	19,242	79,076
Elbit Systems Ltd.	765	77,280
Israel Discount Bank Ltd., Class A (c)	32,046	66,504
Mizrahi Tefahot Bank Ltd.	8,249	120,474
Teva Pharmaceutical Industries Ltd.	80	2,881

		536,258

Italy—0.1%
Fila SpA	1,621	23,172
Societa Iniziative Autostradali e Servizi SpA	1,168	9,959

		33,131

	Shares	Value*

Japan—11.6%
ADEKA Corp.	374	$5,074
Alpen Co., Ltd.	1,215	21,780
ANA Holdings, Inc.	111,543	300,053
Aoyama Trading Co., Ltd.	3,189	110,817
Astellas Pharma, Inc.	30,308	420,473
Bandai Namco Holdings, Inc.	4,200	115,605
BML, Inc.	1,682	40,044
Canon, Inc.	4,190	117,999
Daiichi Sankyo Co., Ltd.	8,453	172,604
DCM Holdings Co., Ltd.	11,975	106,271
Doshisha Co., Ltd.	1,215	21,792
Doutor Nichires Holdings Co., Ltd.	2,149	39,467
DTS Corp.	1,401	29,802
Dydo Drinco, Inc.	974	50,624
EDION Corp.	4,727	44,266
Fuji Media Holdings, Inc.	7,505	104,992
Fuji Oil Holdings, Inc.	6,184	121,296
Fuji Soft, Inc.	1,028	24,351
FUJIFILM Holdings Corp.	7,979	302,131
Fukuyama Transporting Co., Ltd.	9,274	52,546
Geo Holdings Corp.	4,164	48,404
Hankyu Hanshin Holdings, Inc.	4,730	151,458
Heiwa Corp.	4,397	100,455
Hogy Medical Co., Ltd.	561	34,549
Honeys Co., Ltd.	561	5,837
Japan Airlines Co., Ltd.	9,580	279,552
Kagome Co., Ltd.	5,300	132,371
Kajima Corp.	33,000	227,935
KOMEDA Holdings Co., Ltd. (c)	2,600	40,567
Kyowa Exeo Corp.	8,500	122,099
LaSalle Logiport REIT	68	64,361
Mitsubishi Shokuhin Co., Ltd.	841	24,957
Mitsubishi Tanabe Pharma Corp.	17,914	350,754
NEC Networks & System Integration Corp.	1,235	22,266
Nichias Corp.	5,604	53,906
Nifco, Inc.	654	34,459
Nihon Unisys Ltd.	9,379	117,735
Nippon Flour Mills Co., Ltd.	1,402	19,457
Nippon Paper Industries Co., Ltd.	6,571	111,016
NIPPON REIT Investment Corp.	31	75,579
Nippon Telegraph & Telephone Corp.	7,744	325,985
Nisshin Oillio Group Ltd.	6,538	30,029
NTT Data Corp.	4,557	220,156
NTT DOCOMO, Inc.	30,557	695,027
Obayashi Corp.	9,573	91,397
Okamura Corp.	3,269	29,318
Pacific Industrial Co., Ltd.	576	7,311
Prima Meat Packers Ltd.	6,538	23,228
Raito Kogyo Co., Ltd.	4,537	46,475
Recruit Holdings Co., Ltd.	3,900	156,298
Right On Co., Ltd.	943	8,105
S Foods, Inc.	2,728	70,694
Sakata INX Corp.	2,802	34,524

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2016 (unaudited) (continued)

	Shares	Value*

Sanyo Chemical Industries Ltd.	561	$23,909
Sawai Pharmaceutical Co., Ltd.	1,875	100,508
Sekisui House Ltd.	11,700	194,387
Senko Co., Ltd.	5,604	37,757
Stella Chemifa Corp.	3,189	84,925
Sumitomo Dainippon Pharma Co., Ltd.	9,632	165,327
Taisho Pharmaceutical Holdings Co., Ltd.	700	58,029
Takasago Thermal Engineering Co., Ltd.	1,103	14,169
Takeda Pharmaceutical Co., Ltd.	4,457	184,903
Tokyo Electron Ltd.	1,000	94,049
Toppan Printing Co., Ltd.	16,679	159,038
Toray Industries, Inc.	9,274	74,892
Toshiba Plant Systems & Services Corp.	5,800	76,298
Towa Pharmaceutical Co., Ltd.	262	10,254
Toyo Construction Co., Ltd.	2,989	10,456
Tv Tokyo Holdings Corp.	934	18,485
Unipres Corp.	483	9,590
Wacoal Holdings Corp.	5,604	65,241
West Japan Railway Co.	3,199	195,958
Yorozu Corp.	841	12,069
Yoshinoya Holdings Co., Ltd.	7,025	96,309
Yurtec Corp.	1,868	12,653

		7,657,457

Korea (Republic of)—2.4%
CJ Hellovision Co., Ltd.	2,652	20,558
Daekyo Co., Ltd.	2,318	15,604
Easy Bio, Inc.	12,387	62,849
Hansol Paper Co., Ltd.	1,424	23,219
Hyundai Engineering Plastics Co., Ltd.	2,575	19,931
Hyundai Mobis Co., Ltd.	1,146	250,198
Hyundai Motor Co.	2,082	251,167
KC Tech Co., Ltd.	519	6,899
Kia Motors Corp.	1,598	51,866
KT Corp.	660	16,058
KT&G Corp.	2,060	172,319
Kukdo Chemical Co., Ltd.	388	17,635
Macquarie Korea Infrastructure Fund	8,231	55,541
Samjin Pharmaceutical Co., Ltd.	1,581	45,369
Samsung Electronics Co., Ltd.	333	495,608
Samyang Holdings Corp.	267	26,379
Ubiquoss, Inc.	1,739	15,592

		1,546,792

Luxembourg—0.2%
RTL Group S.A.	1,888	138,321

Malaysia—0.5%
KNM Group Bhd. (c)	94,600	7,143
Maxis Bhd.	9,800	13,043
MISC Bhd.	33,000	54,068
Supermax Corp. Bhd.	59,900	28,176
Tenaga Nasional Bhd.	75,900	235,001

		337,431

	Shares	Value*

Morocco—0.1%
Douja Promotion Groupe Addoha S.A.	10,225	$43,368
Maroc Telecom	2,136	29,932

		73,300

Netherlands—0.3%
NN Group NV	5,675	192,113
Vastned Retail NV REIT	596	23,125

		215,238

New Zealand—0.5%
Air New Zealand Ltd.	32,303	49,195
Arvida Group Ltd.	26,315	23,034
Auckland International Airport Ltd.	32,832	142,409
Fonterra Co-operative Group Ltd. UNIT	7,445	31,029
Kiwi Property Group Ltd.	20,620	19,842
Summerset Group Holdings Ltd.	16,234	52,749
Tourism Holdings Ltd.	9,034	23,221

		341,479

Norway—0.4%
Avance Gas Holding Ltd. (a)	1,384	4,241
Gjensidige Forsikring ASA	4,268	67,663
Marine Harvest ASA (c)	2,103	38,023
Orkla ASA	18,550	167,854

		277,781

Philippines—0.1%
Aboitiz Equity Ventures, Inc.	19,950	28,416
Bank of the Philippine Islands	2,810	5,019
BDO Unibank, Inc.	12,250	27,605

		61,040

Poland—0.3%
Asseco Poland S.A.	1,494	19,257
Ciech S.A.	1,701	23,702
Polski Koncern Naftowy Orlen S.A.	6,512	132,623

		175,582

Portugal—0.2%
Jeronimo Martins SGPS S.A.	6,202	96,191

Russian Federation—0.1%
PhosAgro PJSC GDR	3,290	50,172

Singapore—1.5%
Accordia Golf Trust UNIT	37,500	16,314
BOC Aviation Ltd. (a)	15,600	76,429
China Aviation Oil Singapore Corp., Ltd.	22,500	21,752
Fortune REIT	32,000	36,740
Frasers Logistics & Industrial Trust REIT	106,900	68,222
Keppel DC REIT	39,000	31,851
Mapletree Industrial Trust REIT	24,100	27,376

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2016 (unaudited) (continued)

	Shares	Value*

SATS Ltd.	63,000	$210,993
Sheng Siong Group Ltd.	67,800	44,200
Singapore Airlines Ltd.	43,000	286,461
Sino Grandness Food Industry Group Ltd.	77,400	12,749
Venture Corp., Ltd.	19,300	131,455

		964,542

South Africa—0.2%
Harmony Gold Mining Co., Ltd.	26,046	56,533
Tsogo Sun Holdings Ltd.	23,626	47,392

		103,925

Spain—0.2%
Axiare Patrimonio SOCIMI S.A. REIT	630	9,165
Ebro Foods S.A.	5,628	117,784
Lar Espana Real Estate Socimi S.A. REIT	1,947	14,408

		141,357

Sweden—0.0%
Cloetta AB, Class B	7,145	22,508

Switzerland—3.0%
Bachem Holding AG, Class B	875	77,593
Baloise Holding AG	1,297	163,208
Banque Cantonale Vaudoise	79	50,012
BKW AG	433	20,942
Cembra Money Bank AG (c)	151	10,984
Chubb Ltd.	2,543	335,981
Emmi AG (c)	65	39,301
Garmin Ltd.	4,003	194,105
Intershop Holding AG	49	24,108
Komax Holding AG	287	70,813
Kudelski S.A. (c)	1,293	22,379
Nestle S.A.	2,854	204,454
Partners Group Holding AG	421	197,086
Schweiter Technologies AG	24	27,104
Siegfried Holding AG (c)	141	29,472
Swiss Life Holding AG (c)	619	174,854
Swiss Re AG	2,733	258,577
Valora Holding AG	201	57,094

		1,958,067

Taiwan—4.4%
Accton Technology Corp.	75,000	117,544
Arcadyan Technology Corp.	24,000	42,323
Asia Vital Components Co., Ltd.	37,000	28,712
Chang Hwa Commercial Bank Ltd.	44,520	23,630
Cheng Uei Precision Industry Co., Ltd.	16,000	18,130
Chicony Power Technology Co., Ltd.	16,000	24,723
Chin-Poon Industrial Co., Ltd.	21,000	39,403
China Airlines Ltd.	148,000	42,619
China Metal Products	25,000	24,682

	Shares	Value*

China Motor Corp.	30,000	$24,370
Chunghwa Telecom Co., Ltd.	158,000	496,132
Elite Material Co., Ltd.	41,000	113,999
Farglory Land Development Co., Ltd.	48,000	54,894
First Financial Holding Co., Ltd.	308,000	163,980
Formosa Petrochemical Corp.	120,000	415,268
Formosa Plastics Corp.	24,000	66,158
Getac Technology Corp.	49,000	57,565
Gintech Energy Corp. (c)	19,000	11,335
Grape King Bio Ltd.	5,000	29,020
Hon Hai Precision Industry Co., Ltd.	168,500	438,283
Hua Nan Financial Holdings Co., Ltd.	47,790	24,028
King Yuan Electronics Co., Ltd.	80,000	62,348
Kinsus Interconnect Technology Corp.	20,000	43,964
Powertech Technology, Inc.	48,000	128,808
Sercomm Corp.	37,000	88,082
Sinbon Electronics Co., Ltd.	43,139	93,841
Sitronix Technology Corp.	11,000	34,868
Taiwan Business Bank	211,350	53,346
Taiwan Hon Chuan Enterprise Co., Ltd.	17,000	27,798
TXC Corp.	42,000	52,939
Wistron NeWeb Corp.	15,450	41,213
WT Microelectronics Co., Ltd.	17,000	22,607
Yageo Corp.	11,206	20,375

		2,926,987

Thailand—0.7%
Bangkok Bank PCL	31,800	142,944
Charoen Pokphand Foods PCL	205,700	169,452
Siam Cement PCL	12,000	166,552

		478,948

United Kingdom—1.6%
British American Tobacco PLC	1,406	79,686
Burford Capital LLC	4,254	30,014
Compass Group PLC	24,270	448,547
Gamma Communications PLC	6,635	38,146
HSBC Holdings PLC	12,133	97,896
Imperial Brands PLC	5,648	246,143
Johnson Service Group PLC	17,486	24,728
Marston’s PLC	15,385	25,831
Northgate PLC	2,990	18,170
Primary Health Properties PLC REIT	14,934	20,475
RSA Insurance Group PLC	7,011	50,559

		1,080,195

United States—55.3%
AbbVie, Inc.	5,231	327,565
Accenture PLC, Class A	3,515	411,712
Aetna, Inc.	3,168	392,864
Aflac, Inc.	3,576	248,890
AG Mortgage Investment Trust, Inc. REIT	6,418	109,812

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2016 (unaudited) (continued)

	Shares	Value*

AGNC Investment Corp. REIT	20,807	$377,231
Agree Realty Corp. REIT	2,485	114,434
Align Technology, Inc. (c)	1,701	163,517
Altria Group, Inc.	11,893	804,205
American Electric Power Co., Inc.	4,091	257,569
American Financial Group, Inc.	1,877	165,401
American Public Education, Inc. (c)	838	20,573
AmerisourceBergen Corp.	562	43,943
Amgen, Inc.	2,306	337,160
AngioDynamics, Inc. (c)	5,716	96,429
Annaly Capital Management, Inc. REIT	51,236	510,823
Anthem, Inc.	1,776	255,335
Anworth Mortgage Asset Corp. REIT	25,370	131,163
Apollo Commercial Real Estate Finance, Inc. REIT	6,001	99,737
Ares Commercial Real Estate Corp. REIT	5,619	77,149
ARMOUR Residential REIT, Inc. REIT	3,566	77,347
AT&T, Inc.	28,368	1,206,491
Atmos Energy Corp.	2,195	162,759
Automatic Data Processing, Inc.	5,810	597,152
AutoZone, Inc. (c)	657	518,892
AvalonBay Communities, Inc.	533	94,421
AVX Corp.	2,990	46,734
Axis Capital Holdings Ltd.	5,725	373,671
Baxter International, Inc.	9,529	422,516
Becton Dickinson and Co.	266	44,036
Bemis Co., Inc.	153	7,316
Blackstone Mortgage Trust, Inc., Class A REIT	4,380	131,707
Brixmor Property Group, Inc. REIT	586	14,310
CA, Inc.	6,142	195,131
Capitol Federal Financial, Inc.	6,849	112,735
Capstead Mortgage Corp. REIT	9,708	98,924
Cardinal Health, Inc.	3,180	228,865
Carriage Services, Inc.	1,268	36,315
CenturyLink, Inc.	7,431	176,709
Chimera Investment Corp. REIT	7,430	126,459
Cincinnati Financial Corp.	3,104	235,128
Cisco Systems, Inc.	15,867	479,501
Clorox Co.	5,356	642,827
CME Group, Inc.	2,273	262,191
CMS Energy Corp.	4,735	197,071
Colgate-Palmolive Co.	2,734	178,913
Computer Sciences Corp.	2,765	164,296
Consolidated Edison, Inc.	12,129	893,665
Convergys Corp.	2,300	56,488
Cooper Cos., Inc.	1,127	197,146
CYS Investments, Inc. REIT	14,907	115,231
Darden Restaurants, Inc.	2,642	192,126
DineEquity, Inc.	1,369	105,413
Dominion Resources, Inc.	179	13,710
Domino’s Pizza, Inc.	1,021	162,584
Dr. Pepper Snapple Group, Inc.	2,606	236,286

	Shares	Value*

DTE Energy Co.	2,286	$225,194
Duke Energy Corp.	10,338	802,436
Dynex Capital, Inc. REIT	3,574	24,375
Ennis, Inc.	3,369	58,452
Equity LifeStyle Properties, Inc. REIT	2,259	162,874
Express Scripts Holding Co. (c)	3,796	261,127
Exxon Mobil Corp.	1,807	163,100
Federal Agricultural Mortgage Corp., Class C	365	20,904
Fidelity & Guaranty Life	4,707	111,556
First Busey Corp.	1,059	32,596
FirstEnergy Corp.	5,705	176,684
Ford Motor Co.	22,201	269,298
General Mills, Inc.	12,291	759,215
German American Bancorp, Inc.	125	6,576
Getty Realty Corp. REIT	1,279	32,602
Gilead Sciences, Inc.	3,916	280,425
Hanover Insurance Group, Inc.	1,435	130,599
HCA Holdings, Inc. (c)	2,303	170,468
Henry Schein, Inc. (c)	111	16,840
Hewlett Packard Enterprise Co.	10,987	254,239
Huntington Ingalls Industries, Inc.	234	43,100
Independence Realty Trust, Inc. REIT	3,309	29,516
Ingredion, Inc.	1,536	191,939
Insight Enterprises, Inc. (c)	184	7,441
Intel Corp.	11,561	419,317
Intuitive Surgical, Inc. (c)	1,016	644,317
Invesco Mortgage Capital, Inc. REIT	1,887	27,550
John B Sanfilippo & Son, Inc.	170	11,966
Johnson & Johnson	11,809	1,360,515
Kellogg Co.	845	62,285
Kimberly-Clark Corp.	4,351	496,536
Laboratory Corp. of America Holdings (c)	3,702	475,263
McDonald’s Corp.	8,268	1,006,381
MedEquities Realty Trust, Inc. REIT	8,327	92,430
Merck & Co., Inc.	622	36,617
MFA Financial, Inc. REIT	17,228	131,450
Mid-America Apartment Communities, Inc. REIT	1,672	163,722
Monmouth Real Estate Investment Corp.	2,481	37,810
Motorola Solutions, Inc.	2,498	207,059
MTGE Investment Corp. REIT	6,422	100,825
NextEra Energy, Inc.	3,220	384,661
Northfield Bancorp, Inc.	1,980	39,541
NVR, Inc. (c)	38	63,422
Old Republic International Corp.	2,534	48,146
Omega Protein Corp. (c)	2,656	66,533
Omnicom Group, Inc.	2,690	228,946
Orchid Island Capital, Inc. REIT	12,119	131,249
Oritani Financial Corp.	3,824	71,700
Owens & Minor, Inc.	3,031	106,964
Paychex, Inc.	3,565	217,037
PepsiCo, Inc.	1,550	162,176

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2016 (unaudited) (continued)

	Shares	Value*

PetMed Express, Inc.	3,809	$87,874
PG&E Corp.	5,603	340,494
Pinnacle Foods, Inc.	3,189	170,452
Pinnacle West Capital Corp.	2,114	164,955
Procter & Gamble Co.	4,368	367,261
Progressive Corp.	6,497	230,643
Quest Diagnostics, Inc.	2,308	212,105
Republic Services, Inc.	11,857	676,442
Reynolds American, Inc.	6,289	352,436
Ross Stores, Inc.	4,735	310,616
Southern Co.	20,733	1,019,856
State National Cos., Inc.	1,596	22,121
Stryker Corp.	4,545	544,536
SunTrust Banks, Inc.	4,838	265,364
Symantec Corp.	4,365	104,280
Target Corp.	8,879	641,330
Teleflex, Inc.	1,019	164,212
TJX Cos., Inc.	332	24,943
Towne Bank	2,363	78,570
Travelers Cos., Inc.	4,488	549,421
Triple-S Management Corp., Class B (c)	1,294	26,786
Two Harbors Investment Corp. REIT	4,285	37,365
Ulta Salon Cosmetics & Fragrance, Inc. (c)	767	195,539
United Financial Bancorp, Inc.	1,393	25,297
UnitedHealth Group, Inc.	4,115	658,565
Unum Group	4,367	191,842
Vail Resorts, Inc.	1,017	164,052
Validus Holdings Ltd.	2,310	127,073
Vascular Solutions, Inc. (c)	2,366	132,733
Verizon Communications, Inc.	20,326	1,085,002
Waste Management, Inc.	12,214	866,095
Waterstone Financial, Inc.	2,057	37,849
WEC Energy Group, Inc.	10,717	628,552
Westar Energy, Inc.	3,966	223,484
Xcel Energy, Inc.	14,425	587,097
XL Group Ltd.	5,032	187,492
Xylem, Inc.	3,958	196,000

		36,475,286

Total Common Stock (cost—$63,865,123)		65,246,761

	Shares	Value*

PREFERRED STOCK—0.0%

Colombia—0.0%
Grupo Aval Acciones y Valores S.A. (cost—$10,562)	27,464	$11,116

	Principal Amount (000s)

Repurchase Agreements—14.4%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $9,518,032; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $9,710,536 including accrued interest (cost—$9,518,000)	$9,518	9,518,000

Total Investments (cost—$73,393,685) (b)—113.4%		74,775,877

Liabilities in excess of other assets (d)—(13.4)%		(8,849,233)

Net Assets—100.0%		$65,926,644

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $23,226,296, representing 35.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.
(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at December 31, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Depreciation
Long: E-mini S&P 500 Index	5	$559	3/17/17	$(8,025)
Mini MSCI Emerging Markets Index	7	301	3/17/17	(8,213)

				$(16,238)

(e)	At December 31, 2016, the Fund pledged $853,352 in cash as collateral for derivatives.

Glossary:

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles Global Managed Volatility Portfolio

December 31, 2016 (unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Insurance	7.6%
Electric Utilities	7.5%
Diversified Telecommunication Services	6.6%
Food Products	4.7%
Health Care Providers & Services	4.6%
Pharmaceuticals	4.6%
Health Care Equipment & Supplies	4.0%
Hotels, Restaurants & Leisure	4.0%
Mortgage Real Estate Investment Trusts (REITs)	3.5%
Banks	3.5%
IT Services	3.3%
Commercial Services & Supplies	3.1%
Multi-Utilities	3.0%
Household Products	2.6%
Tobacco	2.5%
Equity Real Estate Investment Trusts (REITs)	2.5%
Specialty Retail	2.3%
Technology Hardware, Storage & Peripherals	1.9%
Oil, Gas & Consumable Fuels	1.7%
Electronic Equipment, Instruments & Components	1.5%
Communications Equipment	1.5%
Multi-line Retail	1.5%
Airlines	1.5%
Biotechnology	1.4%
Construction & Engineering	1.3%
Semiconductors & Semiconductor Equipment	1.2%
Wireless Telecommunication Services	1.2%
Household Durables	1.0%
Food & Staples Retailing	0.9%
Real Estate Management & Development	0.9%
Capital Markets	0.9%
Media	0.9%
Automobiles	0.9%
Road & Rail	0.7%
Transportation Infrastructure	0.7%
Auto Components	0.6%
Beverages	0.6%
Chemicals	0.6%
Software	0.5%
Aerospace & Defense	0.5%
Professional Services	0.5%
Thrifts & Mortgage Finance	0.5%
Machinery	0.5%
Building Products	0.4%
Metals & Mining	0.4%
Construction Materials	0.3%
Leisure Equipment & Products	0.3%
Gas Utilities	0.3%
Diversified Financial Services	0.3%
Paper & Forest Products	0.2%
Textiles, Apparel & Luxury Goods	0.2%
Life Sciences Tools & Services	0.2%
Trading Companies & Distributors	0.1%
Internet & Catalog Retail	0.1%
Diversified Consumer Services	0.1%
Containers & Packaging	0.1%
Industrial Conglomerates	0.1%
Marine	0.1%
Repurchase Agreements	14.4%
Liabilities in excess of other assets	(13.4)%

100.0%

Schedule of Investments

AllianzGI Discovery U.S. Portfolio

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—92.4%
Banks—9.9%
Bank of America Corp. (a)	15,760	$348,296
JPMorgan Chase & Co. (a)	4,668	402,802
Signature Bank (a)(b)	1,306	196,161

		947,259

Biotechnology—4.4%
BioMarin Pharmaceutical, Inc. (a)(b)	2,112	174,958
Celgene Corp. (a)(b)	1,687	195,270
Regeneron Pharmaceuticals, Inc. (a)(b)	154	56,532

		426,760

Capital Markets—5.0%
BlackRock, Inc. (a)	593	225,660
Intercontinental Exchange, Inc. (a)	4,455	251,351

		477,011

Chemicals—1.4%
Albemarle Corp. (a)	673	57,932
Chemours Co. (a)	3,247	71,726

		129,658

Communications Equipment—1.8%
Palo Alto Networks, Inc. (a)(b)	1,389	173,694

Construction & Engineering—1.5%
Fluor Corp. (a)	2,695	141,541

Construction Materials—1.7%
Vulcan Materials Co. (a)	1,292	161,694

Energy Equipment & Services—2.5%
Schlumberger Ltd. (a)	1,824	153,125
Weatherford International PLC (b)	17,790	88,772

		241,897

Food & Staples Retailing—2.0%
Walgreens Boots Alliance, Inc. (a)	2,348	194,321

Food Products—5.8%
Hain Celestial Group, Inc. (a)(b)	5,343	208,537
Mondelez International, Inc., Class A (a)	3,750	166,238
Tyson Foods, Inc., Class A (a)	2,897	178,687

		553,462

Health Care Equipment & Supplies—2.7%
DexCom, Inc. (a)(b)	2,326	138,862
Intuitive Surgical, Inc. (a)(b)	189	119,858

		258,720

Health Care Providers & Services—2.5%
UnitedHealth Group, Inc. (a)	1,469	235,099

Hotels, Restaurants & Leisure—1.7%
Royal Caribbean Cruises Ltd. (a)	1,990	163,260

	Shares	Value*

Industrial Conglomerates—2.9%
General Electric Co. (a)	8,720	$275,552

Insurance—2.4%
Lincoln National Corp. (a)	3,510	232,608

Internet & Catalog Retail—0.5%
Amazon.com, Inc. (a)(b)	62	46,492

Internet Software & Services—3.6%
Akamai Technologies, Inc. (a)(b)	2,119	141,295
Alphabet, Inc., Class A (a)(b)	177	140,264
Twitter, Inc. (a)(b)	4,142	67,514

		349,073

IT Services—2.1%
International Business Machines Corp. (a)	1,204	199,852

Machinery—2.8%
Fortive Corp. (a)	2,448	131,286
Stanley Black & Decker, Inc. (a)	1,230	141,069

		272,355

Media—2.6%
Comcast Corp., Class A (a)	3,607	249,063

Oil, Gas & Consumable Fuels—3.6%
Continental Resources, Inc. (a)(b)	1,921	99,008
PDC Energy, Inc. (a)(b)	1,906	138,337
Range Resources Corp. (a)	3,049	104,764

		342,109

Personal Products—1.4%
Estee Lauder Cos., Inc., Class A (a)	1,790	136,917

Pharmaceuticals—4.2%
Allergan PLC (a)(b)	883	185,439
Merck & Co., Inc. (a)	3,687	217,054

		402,493

Road & Rail—1.6%
Kansas City Southern (a)	1,800	152,730

Semiconductors & Semiconductor Equipment—7.1%
Applied Materials, Inc. (a)	5,003	161,447
Intel Corp. (a)	7,543	273,585
Microsemi Corp. (a)(b)	1,890	102,003
Skyworks Solutions, Inc. (a)	1,890	141,107

		678,142

Software—7.4%
Microsoft Corp. (a)	5,955	370,044
Mobileye NV (b)	4,930	187,932
Salesforce.com, Inc. (a)(b)	2,242	153,487

		711,463

Schedule of Investments

AllianzGI Discovery U.S. Portfolio

December 31, 2016 (unaudited) (continued)

	Shares	Value*

Specialty Retail—4.2%
GameStop Corp., Class A (a)	2,779	$70,198
Home Depot, Inc. (a)	1,582	212,115
L Brands, Inc. (a)	1,828	120,355

		402,668

Technology Hardware, Storage & Peripherals—1.4%
Apple, Inc. (a)	1,191	137,942

Trading Companies & Distributors—1.7%
WW Grainger, Inc. (a)	717	166,523

Total Common Stock (cost-$8,321,668)		8,860,358

	Principal Amount (000s)

Repurchase Agreements—74.1%
State Street Bank and Trust Co., dated 12/30/16, 0.03%, due 1/3/17, proceeds $7,106,024; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $7,249,787 including accrued interest (cost—$7,106,000)	$7,106	7,106,000

Total Investments, before securities sold short (cost-$15,427,668)—166.5%		15,966,358

	Shares

SECURITIES SOLD SHORT—(93.6)%

Common Stock—(84.6)%

Air Freight & Logistics—(2.7)%
Expeditors International of Washington, Inc.	1,893	(100,253)
FedEx Corp.	852	(158,643)

		(258,896)

Airlines—(1.0)%
Alaska Air Group, Inc.	1,108	(98,313)

Automobiles—(2.3)%
Ford Motor Co.	11,430	(138,646)
Tesla Motors, Inc. (b)	368	(78,638)

		(217,284)

Banks—(7.0)%
Citigroup, Inc.	3,347	(198,912)
Citizens Financial Group, Inc.	2,736	(97,484)
Huntington Bancshares, Inc.	5,430	(71,785)
M&T Bank Corp.	665	(104,026)
Wells Fargo & Co.	3,557	(196,026)

		(668,233)

Beverages—(3.5)%
Coca-Cola Co.	3,809	(157,921)
Constellation Brands, Inc., Class A	639	(97,965)
Monster Beverage Corp. (b)	1,692	(75,023)

		(330,909)

	Shares	Value*

Biotechnology—(1.6)%
Biogen, Inc. (b)	251	$(71,179)
Gilead Sciences, Inc.	1,174	(84,070)

		(155,249)

Capital Markets—(4.6)%
Ameriprise Financial, Inc.	690	(76,548)
FactSet Research Systems, Inc.	423	(69,131)
Goldman Sachs Group, Inc.	303	(72,553)
Moody’s Corp.	870	(82,015)
S&P Global, Inc.	579	(62,266)
T Rowe Price Group, Inc.	991	(74,583)

		(437,096)

Chemicals—(2.1)%
International Flavors & Fragrances, Inc.	574	(67,634)
PPG Industries, Inc.	801	(75,903)
Scotts Miracle-Gro Co., Class A	606	(57,903)

		(201,440)

Communications Equipment—(2.4)%
ARRIS International PLC (b)	3,144	(94,729)
Cisco Systems, Inc.	3,068	(92,715)
NetScout Systems, Inc. (b)	1,415	(44,572)

		(232,016)

Construction & Engineering—(0.7)%
Jacobs Engineering Group, Inc. (b)	1,133	(64,581)

Containers & Packaging—(0.9)%
Ball Corp.	1,207	(90,609)

Electrical Equipment—(3.3)%
AMETEK, Inc.	1,408	(68,429)
Eaton Corp. PLC	1,406	(94,328)
Emerson Electric Co.	2,684	(149,633)

		(312,390)

Electronic Equipment, Instruments & Components—(1.6)%
Jabil Circuit, Inc.	2,123	(50,251)
TE Connectivity Ltd.	1,478	(102,396)

		(152,647)

Energy Equipment & Services—(0.9)%
National Oilwell Varco, Inc.	2,327	(87,123)

Equity Real Estate Investment Trusts (REITs)—(3.0)%
Apartment Investment & Management Co., Class A	1,716	(77,992)
AvalonBay Communities, Inc.	690	(122,234)
Boston Properties, Inc.	731	(91,945)

		(292,171)

Food & Staples Retailing—(3.0)%
Kroger Co.	4,224	(145,770)
Wal-Mart Stores, Inc.	2,105	(145,498)

		(291,268)

Schedule of Investments

AllianzGI Discovery U.S. Portfolio

December 31, 2016 (unaudited) (continued)

	Shares	Value*

Food Products—(1.7)%
Hormel Foods Corp.	2,732	$(95,101)
Mead Johnson Nutrition Co.	954	(67,505)

		(162,606)

Health Care Equipment & Supplies—(1.3)%
Hill-Rom Holdings, Inc.	864	(48,505)
Medtronic PLC	1,065	(75,860)

		(124,365)

Health Care Providers & Services—(3.1)%
AmerisourceBergen Corp.	931	(72,795)
Cardinal Health, Inc.	1,340	(96,440)
DaVita HealthCare Partners, Inc. (b)	1,104	(70,877)
McKesson Corp.	437	(61,376)

		(301,488)

Health Care Technology—(1.4)%
athenahealth, Inc. (b)	453	(47,642)
Cerner Corp. (b)	1,905	(90,240)

		(137,882)

Hotels, Restaurants & Leisure—(1.1)%
Chipotle Mexican Grill, Inc. (b)	268	(101,122)

Household Durables—(0.7)%
PulteGroup, Inc.	3,727	(68,502)

Household Products—(0.7)%
Kimberly-Clark Corp.	613	(69,956)

Industrial Conglomerates—(2.0)%
Honeywell International, Inc.	1,021	(118,283)
Roper Technologies, Inc.	380	(69,570)

		(187,853)

Internet Software & Services—(2.4)%
Baidu, Inc. ADR (b)	809	(133,008)
eBay, Inc. (b)	3,265	(96,938)

		(229,946)

Leisure Equipment & Products—(0.5)%
Polaris Industries, Inc.	522	(43,008)

Life Sciences Tools & Services—(1.3)%
PAREXEL International Corp. (b)	779	(51,196)
PerkinElmer, Inc.	1,354	(70,611)

		(121,807)

Machinery—(3.0)%
Caterpillar, Inc.	961	(89,123)
PACCAR, Inc.	1,821	(116,362)
WABCO Holdings, Inc. (b)	809	(85,875)

		(291,360)

	Shares	Value*

Media—(3.9)%
AMC Networks, Inc., Class A (b)	952	$(49,828)
Interpublic Group of Cos., Inc.	2,879	(67,397)
Viacom, Inc., Class B	2,081	(73,043)
Walt Disney Co.	1,735	(180,822)

		(371,090)

Metals & Mining—(1.0)%
Freeport-McMoRan, Inc. (b)	7,108	(93,754)

Oil, Gas & Consumable Fuels—(6.8)%
Anadarko Petroleum Corp.	1,396	(97,343)
Canadian Natural Resources Ltd.	1,670	(53,239)
Cimarex Energy Co.	494	(67,134)
EOG Resources, Inc.	1,117	(112,929)
Exxon Mobil Corp.	1,545	(139,452)
Marathon Oil Corp.	5,231	(90,549)
Occidental Petroleum Corp.	1,260	(89,750)

		(650,396)

Pharmaceuticals—(1.0)%
Eli Lilly & Co.	640	(47,072)
Mylan NV (b)	1,280	(48,832)

		(95,904)

Semiconductors & Semiconductor Equipment—(1.9)%
Maxim Integrated Products, Inc.	2,399	(92,529)
Qorvo, Inc. (b)	1,772	(93,438)

		(185,967)

Software—(4.6)%
ANSYS, Inc. (b)	736	(68,073)
Fortinet, Inc. (b)	3,069	(92,438)
Oracle Corp.	4,826	(185,560)
Ultimate Software Group, Inc. (b)	537	(97,922)

		(443,993)

Specialty Retail—(3.4)%
AutoZone, Inc. (b)	123	(97,144)
Bed Bath & Beyond, Inc.	2,067	(84,003)
Lowe’s Cos., Inc.	1,406	(99,995)
Williams-Sonoma, Inc.	931	(45,051)

		(326,193)

Textiles, Apparel & Luxury Goods—(1.3)%
NIKE, Inc., Class B	2,438	(123,923)

Trading Companies & Distributors—(0.9)%
Fastenal Co.	1,917	(90,061)

Total Common Stock (proceeds received—$8,032,951)		(8,111,401)

Exchange-Traded Funds—(9.0)%
Health Care Select Sector SPDR	2,641	(182,071)
iShares Nasdaq Biotechnology Index	817	(216,815)

Schedule of Investments

AllianzGI Discovery U.S. Portfolio

December 31, 2016 (unaudited) (continued)

	Shares	Value*
iShares PHLX Semiconductor	1,918	$(235,377)
Technology Select Sector SPDR	4,794	(231,838)

Total Exchange-Traded Funds (proceeds received—$854,149)		(866,101)

Total Securities Sold Short (proceeds received—$8,887,100)		(8,977,502)

Total Investments, net of securities sold short (cost—$6,540,568)—72.9%		6,988,856

Other assets less other liabilities—27.1%		2,598,135

Net Assets—100.0%		$9,586,991

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for securities sold short.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—99.0%

Brazil—1.7%
Cia de Saneamento Basico do Estado de Sao Paulo	11,100	$97,970

Canada—0.8%
Cascades, Inc.	4,972	44,808

China—7.8%
China Everbright Bank Co., Ltd., Class H	195,000	88,470
China Overseas Grand Oceans Group Ltd. (c)	130,000	42,305
Chongqing Rural Commercial Bank Co., Ltd., Class H	36,000	21,059
Far East Horizon Ltd.	98,000	83,694
Kingboard Chemical Holdings Ltd.	17,500	52,851
Weichai Power Co., Ltd., Class H	37,000	56,741
Yuzhou Properties Co., Ltd.	261,000	90,803

		435,923

Greece—1.8%
Motor Oil Hellas Corinth Refineries S.A.	7,249	99,906

Indonesia—0.7%
Indo Tambangraya Megah Tbk PT	29,400	36,668

Israel—0.9%
Orbotech Ltd. (c)	1,505	50,282

Italy—0.3%
ASTM SpA	1,385	15,090

Japan—10.4%
Fukuda Denshi Co., Ltd.	300	16,525
Gunma Bank Ltd.	22,600	123,502
Kamei Corp.	3,100	31,590
Noritz Corp.	900	15,163
Okamura Corp.	2,400	21,524
Sankyu, Inc.	14,000	84,477
Ship Healthcare Holdings, Inc.	2,800	71,777
Sumitomo Forestry Co., Ltd.	6,100	80,564
Tokuyama Corp. (c)	5,000	18,926
Tokyo Steel Manufacturing Co., Ltd.	1,700	12,974
Tokyo TY Financial Group, Inc.	3,000	104,420

		581,442

Korea (Republic of)—2.1%
DGB Financial Group, Inc.	3,251	26,269
KB Insurance Co., Ltd.	768	16,613
Poongsan Corp.	2,282	76,360

		119,242

New Zealand—0.8%
Kiwi Property Group Ltd.	47,892	46,086

	Shares	Value*

Poland—2.9%
Energa S.A.	46,470	$100,977
PGE Polska Grupa Energetyczna S.A.	25,741	64,202

		165,179

Russian Federation—3.2%
Magnitogorsk Iron & Steel OJSC	121,300	65,377
Severstal PJSC	7,640	116,767

		182,144

Singapore—1.7%
Yanlord Land Group Ltd.	103,400	94,250

Switzerland—2.2%
BKW AG	2,547	123,186

Taiwan—2.7%
China Life Insurance Co., Ltd.	66,000	65,257
Chong Hong Construction Co., Ltd.	23,000	45,385
King’s Town Bank Co., Ltd.	45,000	39,134

		149,776

Thailand—2.1%
Bangchak Petroleum PCL	57,600	53,761
Esso Thailand PCL (c)	32,800	11,705
Thai Vegetable Oil PCL	44,400	50,151

		115,617

Turkey—1.8%
Tupras Turkiye Petrol Rafinerileri AS	4,911	98,409

United Kingdom—1.5%
Auto Trader Group PLC (a)	16,825	84,588

United States—53.6%
Advanced Energy Industries, Inc. (c)	1,995	109,226
Alliance Holdings GP L.P.	3,345	93,994
American Axle & Manufacturing Holdings, Inc. (c)	3,860	74,498
ANI Pharmaceuticals, Inc. (c)	1,440	87,293
Bazaarvoice, Inc. (c)	13,205	64,044
Brady Corp., Class A	1,390	52,195
BWX Technologies, Inc.	1,655	65,703
Cambrex Corp. (c)	1,160	62,582
Carbonite, Inc. (c)	3,285	53,874
CBIZ, Inc. (c)	4,435	60,760
CenterState Banks, Inc.	2,125	53,486
Central Garden & Pet Co. (c)	2,465	81,567
Cooper Cos., Inc.	110	19,242
CoreCivic, Inc. REIT	1,805	44,150
EnerSys	160	12,496
Exactech, Inc. (c)	2,335	63,745
Federal-Mogul Holdings Corp. (c)	7,365	75,933
Halyard Health, Inc. (c)	1,025	37,905

Schedule of Investments

AllianzGI Global Small-Cap Opportunities Portfolio

December 31, 2016 (unaudited) (continued)

	Shares	Value*
Hill-Rom Holdings, Inc.	1,715	$96,280
Hooker Furniture Corp.	1,845	70,018
Huntington Bancshares, Inc.	8,140	107,611
Innophos Holdings, Inc.	815	42,592
Innospec, Inc.	750	51,375
Insight Enterprises, Inc. (c)	2,145	86,744
John Wiley & Sons, Inc., Class A	1,855	101,097
KBR, Inc.	6,355	106,065
Koppers Holdings, Inc. (c)	1,250	50,375
Lear Corp.	250	33,093
Lydall, Inc. (c)	2,005	124,009
Magellan Health, Inc. (c)	255	19,189
MarineMax, Inc. (c)	1,975	38,216
Masimo Corp. (c)	1,060	71,444
Navigant Consulting, Inc. (c)	4,450	116,501
Peapack Gladstone Financial Corp.	1,205	37,210
Plantronics, Inc.	1,200	65,712
Quintiles IMS Holdings, Inc. (c)	1,195	90,880
Rogers Corp. (c)	1,035	79,498
Rudolph Technologies, Inc. (c)	610	14,244
Sanmina Corp. (c)	3,605	132,123
Schweitzer-Mauduit International, Inc.	2,230	101,532
Seacoast Banking Corp. of Florida (c)	1,350	29,781
Telephone & Data Systems, Inc.	1,250	36,088
TTM Technologies, Inc. (c)	1,430	19,491
Universal Forest Products, Inc.	520	53,134
Viad Corp.	2,625	115,762

		3,002,757

Total Investments (cost—$4,805,268) (b)—99.0%		5,543,323

Other assets less liabilities-1.0%		54,316

Net Assets-100.0%		$5,597,639

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $2,212,950, representing 39.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	11.3%
Electronic Equipment, Instruments & Components	7.5%
Oil, Gas & Consumable Fuels	7.0%
Health Care Equipment & Supplies	5.4%
Electric Utilities	5.2%
Real Estate Management & Development	4.9%
Metals & Mining	4.8%
Internet Software & Services	3.6%
Commercial Services & Supplies	3.4%
Auto Components	3.3%
Machinery	3.2%
Professional Services	3.2%
Chemicals	2.9%
Life Sciences Tools & Services	2.7%
Household Durables	2.7%
Semiconductors & Semiconductor Equipment	2.2%
Construction & Engineering	1.9%
Paper & Forest Products	1.8%
Media	1.8%
Water Utilities	1.7%
Health Care Providers & Services	1.6%
Equity Real Estate Investment Trusts (REITs)	1.6%
Pharmaceuticals	1.6%
Road & Rail	1.5%
Diversified Financial Services	1.5%
Insurance	1.5%
Household Products	1.5%
Building Products	1.2%
Communications Equipment	1.2%
Aerospace & Defense	1.2%
Food Products	0.9%
Containers & Packaging	0.8%
Specialty Retail	0.7%
Wireless Telecommunication Services	0.6%
Trading Companies & Distributors	0.6%
Transportation Infrastructure	0.3%
Electrical Equipment	0.2%
Other assets less liabilities	1.0%

100.0%

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) of the AllianzGI Institutional Multi-Series Trust (the “Trust”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the Portfolios’ investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Investment Manager monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each Portfolio is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Portfolios may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of a Portfolio is calculated. With respect to certain foreign securities, the Portfolios may fair-value securities using modeling tools provided by third-party vendors. The Portfolios have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Portfolios for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of a Portfolio may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Portfolio.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Portfolios have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Manager’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the three months ended December 31, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at December 31, 2016 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

AllianzGI Advanced Core Bond:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
Investments in Securities—Assets
U.S. Treasury Obligations	$—	$83,382,555	$—	$83,382,555
Corporate Bonds & Notes	—	55,859,581	—	55,859,581
U.S. Government Agency Securities	—	45,206,462	—	45,206,462
Sovereign Debt Obligations	—	21,220,848	—	21,220,848
Repurchase Agreements	—	402,000	—	402,000

	—	206,071,446	—	206,071,446

Other Financial Instruments*—Assets
Interest Rate Contracts	6,659	—	—	6,659

Totals	$6,659	$206,071,446	$—	$206,078,105

AllianzGI Best Styles Global Managed Volatility:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
Investments in Securities—Assets
Common Stock:
Australia	$—	$914,510	$—	$914,510
Austria	61,377	55,832	—	117,209
Belgium	—	224,050	—	224,050
China	—	856,363	—	856,363
Denmark	—	76,029	—	76,029
Finland	—	196,963	—	196,963
France	487,733	1,116,146	—	1,603,879
Germany	—	238,893	—	238,893
Hong Kong	—	1,277,414	—	1,277,414
Hungary	—	304,955	—	304,955
Indonesia	—	404,544	—	404,544
Israel	—	536,258	—	536,258
Japan	—	7,657,457	—	7,657,457
Korea (Republic of)	55,541	1,491,251	—	1,546,792
Luxembourg	—	138,321	—	138,321
Malaysia	54,068	283,363	—	337,431
Netherlands	23,125	192,113	—	215,238
New Zealand	46,255	295,224	—	341,479
Norway	—	277,781	—	277,781
Philippines	5,019	56,021	—	61,040
Poland	23,702	151,880	—	175,582
Portugal	—	96,191	—	96,191
Singapore	276,435	688,107	—	964,542
South Africa	—	103,925	—	103,925
Spain	23,573	117,784	—	141,357
Switzerland	807,740	1,150,327	—	1,958,067
Taiwan	48,173	2,878,814	—	2,926,987
Thailand	—	478,948	—	478,948
United Kingdom	113,363	966,832	—	1,080,195
All Other	39,994,361	—	—	39,994,361
Preferred Stock	11,116	—	—	11,116
Repurchase Agreements	—	9,518,000	—	9,518,000

	42,031,581	32,744,296	—	74,775,877

Other Financial Instruments*—Liabilities
Market Price	(16,238)	—	—	(16,238)

Totals	$42,015,343	$32,744,296	$—	$74,759,639

AllianzGI Discovery U.S.:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
Investments in Securities—Assets
Common Stock	$8,860,358	$—	$—	$8,860,358
Repurchase Agreements	—	7,106,000	—	7,106,000

	8,860,358	7,106,000	—	15,966,358

Investments in Securities—Liabilities
Securities Sold Short, at value	(8,977,502)	—	—	(8,977,502)

Totals	$(117,144)	$7,106,000	$—	$6,988,856

AllianzGI Global Small-Cap Opportunities:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 12/31/16
Investments in Securities—Assets
Common Stock:
Brazil	$—	$97,970	$—	$97,970
China	—	435,923	—	435,923
Greece	—	99,906	—	99,906
Indonesia	—	36,668	—	36,668
Japan	—	581,442	—	581,442
Korea (Republic of)	—	119,242	—	119,242
New Zealand	—	46,086	—	46,086
Poland	—	165,179	—	165,179
Russian Federation	—	182,144	—	182,144
Taiwan	—	149,776	—	149,776
Thailand	—	115,617	—	115,617
Turkey	—	98,409	—	98,409
United Kingdom	—	84,588	—	84,588
All Other	3,330,373	—	—	3,330,373

Totals	$3,330,373	$2,212,950	$—	$5,543,323

At December 31, 2016, the following Portfolios had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Best Styles Global Managed Volatility	$95,572	(a)	$571,448	(b)
AllianzGI Global Small-Cap Opportunities	97,970	(a)	109,340	(b)

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at September 30, 2016, which was applied on December 31, 2016.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at September 30, 2016, which was not applied on December 31, 2016.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended December 31, 2016, was as follows:

AllianzGI Best Styles Global Managed Volatility:

	Beginning Balance 9/30/16	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 12/31/16
Investments in Securities—Assets
Common Stock:
Thailand	$679,583	—	$(678,207)	—	$(9,075)	$7,699	—	—	—

At December 31, 2016, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before securities sold short) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Advanced Core Bond	$209,114,384	$450,916	$3,493,854	$(3,042,938)
AllianzGI Best Styles Global Managed Volatility	73,398,509	2,960,328	1,582,960	1,377,368
AllianzGI Discovery U.S.	15,432,105	752,334	218,081	534,253
AllianzGI Global Small-Cap Opportunities	4,806,239	829,969	92,885	737,084

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and/or differing treatment of bond amortization.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Institutional Multi-Series Trust

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo, President & Chief Executive Officer

Date: February 22, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo, President & Chief Executive Officer

Date: February 22, 2017

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: February 22, 2017